Expense Example - T-REX 2X Long GRNY Daily Target ETF - T-REX 2X Long GRNY Daily Target ETF Class	Feb. 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	$ 474